Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant subsidiaries [line items]
Current assets	$ 21,471	$ 23,373
Non-current assets	83,312	77,488	$ 76,863
Current liabilities	(14,824)	(12,339)
Non-current liabilities	(37,713)	(36,698)
Net assets	52,246	51,824
Net assets attributable to NCI	4,310	4,584
Revenue	42,931	44,288	43,129
Profit after taxation	8,736	9,185	4,823
Other comprehensive income	(69)	(25)	(97)
Total comprehensive income	8,667	9,160	4,726
Profit after taxation attributable to NCI	780	879	1,118
Net operating cash flow	15,706	17,871	18,461
Net investing cash flow	(7,616)	2,607	(5,921)
Net financing cash flow	$ (9,752)	$ (20,528)	$ (10,891)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 2,432	$ 2,456
Non-current assets	12,121	12,538
Current liabilities	(1,614)	(1,826)
Non-current liabilities	(4,613)	(4,122)
Net assets	8,326	9,046
Net assets attributable to NCI	3,539	3,845
Revenue	6,719	6,876
Profit after taxation	1,088	1,360
Other comprehensive income	(27)	(1)
Total comprehensive income	1,061	1,359
Profit after taxation attributable to NCI	462	578
Other comprehensive income attributable to NCI	(11)
Net operating cash flow	2,637	3,283
Net investing cash flow	(919)	(1,034)
Net financing cash flow	(1,920)	(2,517)
Dividends paid to NCI	757	986
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	771	739
Profit after taxation attributable to NCI	318	301
Other comprehensive income attributable to NCI		(1)
Dividends paid to NCI	286	219
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	4,310	4,584
Profit after taxation attributable to NCI	780	879
Other comprehensive income attributable to NCI	(11)	(1)
Dividends paid to NCI	$ 1,043	$ 1,205